Segment Information - Summary of Making Decisions Regarding the Allocation of Resources and to Assess Performance (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Information [Line Items]
Revenue	€ 1,186,282	€ 1,104,036	€ 1,085,354
Cost of sales	842,406	801,717	745,461
Gross Profit	343,876	302,319	339,893
Other operating income	8,244	9,091	10,423
Selling and Marketing expenses	28,219	24,853	24,978
Research and Development expenses	25,436	31,668	35,672
General and Administrative expenses	99,664	93,747	88,946
Operating Profit	198,801	161,142	200,720
Amortization and Depreciation and Impairment of PPE	88,565	80,652	78,480
External Customers
Segment Information [Line Items]
Revenue	1,186,282	1,104,036	1,085,354
Adjustments, Eliminations and Unallocated Items
Segment Information [Line Items]
Revenue	(135,064)	(191,379)	(168,790)
Cost of sales	(119,773)	(168,746)	(140,196)
Gross Profit	(15,291)	(22,633)	(28,594)
Other operating income	(190)	57	(223)
Selling and Marketing expenses	1,960	415	60
Research and Development expenses	(127)	1,068	599
General and Administrative expenses	13,640	13,530	10,998
Operating Profit	(30,954)	(37,589)	(40,474)
Amortization and Depreciation and Impairment of PPE	394	1,097	(661)
Adjustments, Eliminations and Unallocated Items | Inter-Segment
Segment Information [Line Items]
Revenue	(135,064)	(191,379)	(168,790)
Biopharmaceutical and Diagnostic Solutions | Operating Segments
Segment Information [Line Items]
Revenue	1,040,337	937,779	881,337
Cost of sales	712,187	668,997	591,107
Gross Profit	328,150	268,782	290,230
Other operating income	8,434	8,926	10,630
Selling and Marketing expenses	23,568	20,847	20,970
Research and Development expenses	19,585	23,292	27,653
General and Administrative expenses	73,005	67,933	64,658
Operating Profit	220,426	165,636	187,579
Amortization and Depreciation and Impairment of PPE	84,687	75,747	75,320
Biopharmaceutical and Diagnostic Solutions | Operating Segments | External Customers
Segment Information [Line Items]
Revenue	1,038,174	933,742	879,288
Biopharmaceutical and Diagnostic Solutions | Operating Segments | Inter-Segment
Segment Information [Line Items]
Revenue	2,163	4,037	2,049
Engineering | Operating Segments
Segment Information [Line Items]
Revenue	281,009	357,636	372,807
Cost of sales	249,992	301,466	294,550
Gross Profit	31,017	56,170	78,257
Other operating income		108	16
Selling and Marketing expenses	2,691	3,591	3,948
Research and Development expenses	5,978	7,308	7,420
General and Administrative expenses	13,019	12,284	13,290
Operating Profit	9,329	33,095	53,615
Amortization and Depreciation and Impairment of PPE	3,484	3,808	3,821
Engineering | Operating Segments | External Customers
Segment Information [Line Items]
Revenue	148,108	170,294	206,066
Engineering | Operating Segments | Inter-Segment
Segment Information [Line Items]
Revenue	132,901	187,342	166,741
Total Segments | Operating Segments
Segment Information [Line Items]
Revenue	1,321,346	1,295,415	1,254,144
Cost of sales	962,179	970,463	885,657
Gross Profit	359,167	324,952	368,487
Other operating income	8,434	9,034	10,646
Selling and Marketing expenses	26,259	24,438	24,918
Research and Development expenses	25,563	30,600	35,073
General and Administrative expenses	86,024	80,217	77,948
Operating Profit	229,755	198,731	241,194
Amortization and Depreciation and Impairment of PPE	88,171	79,555	79,141
Total Segments | Operating Segments | External Customers
Segment Information [Line Items]
Revenue	1,186,282	1,104,036	1,085,354
Total Segments | Operating Segments | Inter-Segment
Segment Information [Line Items]
Revenue	€ 135,064	€ 191,379	€ 168,790